Goldman Sachs US Equity Dividend and Premium Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs US Equity Dividend and Premium Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 646
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,118
Expense Example, with Redemption, 10 Years	1,818
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	2,171
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	924
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 912